UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: One Vine Street

         London, United Kingdom  W1J 0AH

13F File Number:  28-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700

Signature, Place, and Date of Signing:

     /s/ David Blood     London, UK     February 10, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $3,043,898 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMDOCS LTD                     ORD              G02602103   151956  5630731 SH       SOLE                  3991914        0  1638817
ANSYS INC                      COM              03662Q105    58326  1139870 SH       SOLE                   809011        0   330859
BARD C R INC                   COM              067383109   119655  1327217 SH       SOLE                   942405        0   384812
BECTON DICKINSON & CO          COM              075887109   230329  2772147 SH       SOLE                  1970812        0   801335
BLACKBAUD INC                  COM              09227Q100    64276  2526225 SH       SOLE                  1793037        0   733188
BROWN & BROWN INC              COM              115236101   103051  4381492 SH       SOLE                  3112197        0  1269295
COLGATE PALMOLIVE CO           COM              194162103   127261  1611361 SH       SOLE                  1144157        0   467204
EBAY INC                       COM              278642103   111631  4082072 SH       SOLE                  2897808        0  1184264
FIRST SOLAR INC                COM              336433107    93786   732343 SH       SOLE                   536794        0   195549
GREENHILL & CO INC             COM              395259104   110786  1380474 SH       SOLE                   979200        0   401274
JONES LANG LASALLE INC         COM              48020Q107   147604  1789840 SH       SOLE                  1269441        0   520399
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    63576   736055 SH       SOLE                   522559        0   213496
LONGTOP FINL TECHNOLOGIES LT   ADR              54318P108    30518   858383 SH       SOLE                   608039        0   250344
NORTHERN TR CORP               COM              665859104   263340  4837062 SH       SOLE                  3461384        0  1375678
PAYCHEX INC                    COM              704326107   177570  5846825 SH       SOLE                  4144119        0  1702706
PLUM CREEK TIMBER CO INC       COM              729251108   144495  3918157 SH       SOLE                  3048181        0   869976
PRICE T ROWE GROUP INC         COM              74144T108    97198  1532837 SH       SOLE                  1088736        0   444101
QUALCOMM INC                   COM              747525103   165929  3412440 SH       SOLE                  2424660        0   987780
QUANTA SVCS INC                COM              74762E102   153747  7838032 SH       SOLE                  5843165        0  1994867
SCHEIN HENRY INC               COM              806407102   236306  3917150 SH       SOLE                  2781439        0  1135711
STRAYER ED INC                 COM              863236105    93191   623008 SH       SOLE                   442229        0   180779
VARIAN MED SYS INC             COM              92220P105   136342  2002687 SH       SOLE                  1421765        0   580922
VERISK ANALYTICS INC           CL A             92345Y106   104499  3121140 SH       SOLE                  2216993        0   904147
VISA INC                       COM CL A         92826C839    58526   846361 SH       SOLE                   600241        0   246120